Fair Value Disclosures (Assets Measured At Fair Value On Non-Recurring Basis) (Detail) - USD ($)	Jun. 29, 2016	Mar. 23, 2016	Jun. 24, 2015
Fair Value Disclosures [Line Items]
Fair value of impaired long-lived asset	$ 208,000	$ 0	$ 0
Fair Value of Finite-Lived Franchise Rights	0		0
Fair value of other long-lived assets	857,000		0
Liquor Licenses [Member]
Fair Value Disclosures [Line Items]
Fair value of impaired long-lived asset	857,000		550,000
Fair Value of Indefinite Lived Asset	900,000		600,000
Franchise Rights [Member]
Fair Value Disclosures [Line Items]
Fair Value of Finite-Lived Franchise Rights	0		0
Fair Value Measurements Using Level 1 [Member]
Fair Value Disclosures [Line Items]
Fair value of impaired long-lived asset	0		0
Fair Value of Finite-Lived Franchise Rights	0		0
Fair value of other long-lived assets	0		0
Fair Value Measurements Using Level 1 [Member] | Liquor Licenses [Member]
Fair Value Disclosures [Line Items]
Fair value of impaired long-lived asset	0		0
Fair Value Measurements Using Level 2 [Member]
Fair Value Disclosures [Line Items]
Fair value of impaired long-lived asset	0		0
Fair Value of Finite-Lived Franchise Rights	0		0
Fair value of other long-lived assets	750,000		0
Fair Value Measurements Using Level 2 [Member] | Liquor Licenses [Member]
Fair Value Disclosures [Line Items]
Fair value of impaired long-lived asset	857,000		550,000
Fair Value Measurements Using Level 3 [Member]
Fair Value Disclosures [Line Items]
Fair value of impaired long-lived asset	208,000		0
Fair Value of Finite-Lived Franchise Rights	0		0
Fair value of other long-lived assets	107,000		0
Fair Value Measurements Using Level 3 [Member] | Liquor Licenses [Member]
Fair Value Disclosures [Line Items]
Fair value of impaired long-lived asset	$ 0		$ 0